Expenses by nature	12 Months Ended
Dec. 31, 2021
Expenses by nature [Abstract]
Expenses by nature
4.     Expenses by nature

The following table provides the consolidated statement of comprehensive income classification of our expense by nature:

	Year ended December 31,
	2021	2020	2019
	$’000	$’000	$’000
Research and development
External costs (1)	7,134	338	296
Employee expenses (2)	1,419	—	—
Total research and development expenses	8,553	338	296

General and administrative
External costs (1)	5,623	103	14
Employee expenses (2)	924	5	—
Total general and administrative expenses	6,547	108	14
Total operating expenses	15,100	446	310

(1) Includes depreciation expense (see note 10, “Property, plant and equipment”).

(2) Includes share-based compensation expense (see note 15, “Share-based compensation”).

The increase in research and development expenses in the year ended December 31, 2021 was primarily due to increased external costs relating to our technical development and clinical trials and employee expenses relating to the hiring of personnel in our research and development team to support the requirements of increased clinical activities. The increase in research and development expenses in the year ended December 31, 2020 was primarily due to increased external costs relating to our clinical trials.

The increase in general and administrative expenses for the year ended December 31, 2021 was primarily due to costs incurred in preparation for our initial public offering, as well as subsequent higher professional and compliance fees associated with being a public company, and increased employee expenses in our general and administrative functions to support our growth initiatives. The increase in general and administrative expenses for the year ended December 31, 2020 was primarily due to increased external costs relating to professional fees.

Foreign currency translation differences

Foreign currency translation differences of $5.9 million for the year ended December 31, 2021 (2020: $nil, 2019: $nil) consist primarily of gains related to the translation of U.S. dollar cash balance into euro in the accounts of the Company’s subsidiary, GH Research Ireland Limited, whose functional currency is euro as explained in note 2, “Basis of preparation, significant judgments, and accounting policies”.